Notes to the Balance Sheet - Summary of Financial Assets from Collaborations - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) Rate	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($) Rate
Additional Information [Line Items]
Revenue Recognition Milestone Method Revenue Recognized	€ 1,031,300,000
Percentage on share of profit loss of associates and joint ventures | Rate	50.00%				50.00%
Financial assets			€ 1,085,053,000
Current financial liabilities	€ 145,295,000
Non-current financial liabilities	1,907,776,000
Finance Income	412,065,798		96,612,146	€ 92,047,221
Interest expense	2,752,000		€ 2,415,000	€ 1,021,000
Financial Assets from Collaborations [Member]
Additional Information [Line Items]
Finance Income	354,400,000
Foreign exchange loss	(37,400,000)
Interest expense	23,000,000
Incyte [member]
Additional Information [Line Items]
Financial assets	€ 0				$ 0.0
Percentage of shares in development cost | Rate	55.00%				55.00%
Current financial liabilities	€ 2,500,000				$ 2.7
Non-current financial liabilities	€ 217,800,000				$ 232.3
Morphosys [member]
Additional Information [Line Items]
Percentage of shares in development cost | Rate	45.00%				45.00%
Top of range [member]
Additional Information [Line Items]
Revenue Recognition Milestone Method Revenue Recognized | $		$ 1,100.0
Top of range [member] | Incyte [member]
Additional Information [Line Items]
Percentage of future development costs for clinical trials | Rate	100.00%				100.00%